JPMorgan U.S. Minimum Volatility ETF
Schedule of Portfolio Investments as of July 31, 2022
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2022.

JPMorgan U.S. Minimum Volatility ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited)

INVESTMENTS	SHARES	VALUE ($)
Common Stocks — 99.8%
Aerospace & Defense — 1.1%
L3Harris Technologies, Inc.	816	195,816
Lockheed Martin Corp.	489	202,353
		398,169
Automobiles & Parts — 0.7%
Gentex Corp.	3,421	96,540
Genuine Parts Co.	979	149,660
		246,200
Banks — 0.1%
TFS Financial Corp.	2,938	43,042
Beverages — 4.0%
Brown-Forman Corp., Class B	2,607	193,492
Coca-Cola Co. (The)	3,543	227,354
Constellation Brands, Inc., Class A	905	222,911
Keurig Dr Pepper, Inc.	5,458	211,443
Molson Coors Beverage Co., Class B	3,055	182,536
Monster Beverage Corp. *	2,328	231,915
PepsiCo, Inc.	1,338	234,096
		1,503,747
Chemicals — 2.8%
Air Products and Chemicals, Inc.	782	194,116
Ashland Global Holdings, Inc.	2,093	210,284
Celanese Corp.	196	23,032
Ecolab, Inc.	1,114	183,999
FMC Corp.	554	61,549
International Flavors & Fragrances, Inc.	1,539	190,913
NewMarket Corp.	225	69,930
Scotts Miracle-Gro Co. (The)	1,097	97,578
		1,031,401
Consumer Services — 0.6%
Rollins, Inc.	1,013	39,071
Service Corp. International	2,610	194,341
		233,412
Electricity — 12.4%
Alliant Energy Corp.	3,636	221,541
American Electric Power Co., Inc.	2,203	217,128
Avangrid, Inc.	3,108	151,453
Brookfield Renewable Corp.	757	29,614
CMS Energy Corp.	3,198	219,799
Consolidated Edison, Inc.	2,276	225,939
Constellation Energy Corp.	2,996	198,036
Dominion Energy, Inc.	2,558	209,705
DTE Energy Co.	1,595	207,828
Edison International	3,172	214,966
Entergy Corp.	1,699	195,606
Evergy, Inc.	2,965	202,391

JPMorgan U.S. Minimum Volatility ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Electricity — continued
Eversource Energy	2,200	194,084
Exelon Corp.	4,374	203,347
FirstEnergy Corp.	4,795	197,074
Hawaiian Electric Industries, Inc.	2,115	89,464
IDACORP, Inc.	1,104	123,339
NextEra Energy, Inc.	2,486	210,042
NRG Energy, Inc.	739	27,897
OGE Energy Corp.	4,793	196,896
Pinnacle West Capital Corp.	2,708	198,957
PPL Corp.	7,270	211,412
Public Service Enterprise Group, Inc.	3,306	217,105
Southern Co. (The)	3,003	230,901
Xcel Energy, Inc.	3,048	223,053
		4,617,577
Electronic & Electrical Equipment — 0.5%
Hubbell, Inc.	276	60,449
Waters Corp. *	360	131,051
		191,500
Finance & Credit Services — 0.1%
Morningstar, Inc.	141	36,004
Food Producers — 9.0%
Archer-Daniels-Midland Co.	2,560	211,891
Bunge Ltd.	2,024	186,876
Campbell Soup Co.	4,412	217,732
Conagra Brands, Inc.	5,903	201,942
Corteva, Inc.	1,198	68,945
Flowers Foods, Inc.	7,195	204,410
General Mills, Inc.	3,163	236,561
Hershey Co. (The)	1,010	230,239
Hormel Foods Corp.	4,421	218,132
Ingredion, Inc.	2,065	187,874
J M Smucker Co. (The)	1,494	197,686
Kellogg Co.	2,840	209,933
Kraft Heinz Co. (The)	5,347	196,930
McCormick & Co., Inc. (Non-Voting)	2,036	177,845
Mondelez International, Inc., Class A	3,525	225,741
Pilgrim's Pride Corp. *	1,214	38,083
Post Holdings, Inc. *	1,617	140,582
Tyson Foods, Inc., Class A	2,434	214,216
		3,365,618
Gas, Water & Multi-utilities — 6.2%
Ameren Corp.	2,422	225,537
American Water Works Co., Inc.	1,218	189,326
Atmos Energy Corp.	1,909	231,733
CenterPoint Energy, Inc.	5,995	189,981
Duke Energy Corp.	2,013	221,289

JPMorgan U.S. Minimum Volatility ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Gas, Water & Multi-utilities — continued
Essential Utilities, Inc.	3,956	205,475
National Fuel Gas Co.	2,422	175,207
NiSource, Inc.	7,193	218,667
Sempra Energy	1,400	232,120
UGI Corp.	4,585	197,889
WEC Energy Group, Inc.	2,138	221,946
		2,309,170
General Industrials — 1.6%
3M Co.	1,001	143,383
AptarGroup, Inc.	622	67,027
PPG Industries, Inc.	1,057	136,659
RPM International, Inc.	1,945	175,828
Silgan Holdings, Inc.	1,124	50,018
Sonoco Products Co.	189	12,000
		584,915
Health Care Providers — 1.8%
Chemed Corp.	296	142,402
DaVita, Inc. *	1,399	117,740
Encompass Health Corp.	2,682	135,763
Enhabit, Inc. *	1,341	23,481
IQVIA Holdings, Inc. *	39	9,370
UnitedHealth Group, Inc.	452	245,138
		673,894
Household Goods & Home Construction — 0.5%
Leggett & Platt, Inc.	1,164	46,141
NVR, Inc. *	34	149,365
		195,506
Industrial Materials — 0.7%
Avery Dennison Corp.	975	185,699
International Paper Co.	1,400	59,878
		245,577
Industrial Metals & Mining — 0.9%
Fastenal Co.	3,457	177,552
Reliance Steel & Aluminum Co.	837	159,239
		336,791
Industrial Support Services — 1.0%
Automatic Data Processing, Inc.	902	217,490
Jack Henry & Associates, Inc.	532	110,534
Verisk Analytics, Inc.	246	46,801
		374,825
Industrial Transportation — 1.0%
Expeditors International of Washington, Inc.	1,757	186,681
United Parcel Service, Inc., Class B	1,050	204,635
		391,316

JPMorgan U.S. Minimum Volatility ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Investment Banking & Brokerage Services — 0.7%
Berkshire Hathaway, Inc., Class B *	749	225,149
Broadridge Financial Solutions, Inc.	298	47,844
		272,993
Leisure Goods — 0.8%
Electronic Arts, Inc.	306	40,156
Garmin Ltd.	1,337	130,518
Hasbro, Inc.	294	23,144
Pool Corp.	264	94,433
		288,251
Medical Equipment & Services — 11.3%
Abbott Laboratories	1,860	202,442
Agilent Technologies, Inc.	1,498	200,882
Baxter International, Inc.	2,472	145,007
Becton Dickinson and Co.	755	184,454
Bio-Rad Laboratories, Inc., Class A *	328	184,749
Bio-Techne Corp.	505	194,566
Boston Scientific Corp. *	5,354	219,782
Cooper Cos., Inc. (The)	481	157,287
Danaher Corp.	762	222,100
Edwards Lifesciences Corp. *	2,074	208,520
Henry Schein, Inc. *	2,345	184,856
Hologic, Inc. *	1,357	96,863
IDEXX Laboratories, Inc. *	388	154,882
Integra LifeSciences Holdings Corp. *	893	49,151
Laboratory Corp. of America Holdings	383	100,419
Masimo Corp. *	701	101,350
Medtronic plc	1,938	179,304
PerkinElmer, Inc.	1,239	189,778
QIAGEN NV *	3,373	167,436
Quest Diagnostics, Inc.	1,398	190,925
STERIS plc	913	206,018
Stryker Corp.	734	157,626
Teleflex, Inc.	497	119,509
Thermo Fisher Scientific, Inc.	385	230,388
West Pharmaceutical Services, Inc.	523	179,682
		4,227,976
Mortgage Real Estate Investment Trusts — 0.1%
AGNC Investment Corp.	892	11,248
Annaly Capital Management, Inc.	1,099	7,561
Starwood Property Trust, Inc.	1,099	25,959
		44,768
Non-life Insurance — 3.9%
Allstate Corp. (The)	1,727	202,007
Aon plc, Class A	283	82,364
Arch Capital Group Ltd. *	1,961	87,068
Arthur J Gallagher & Co.	1,127	201,722

JPMorgan U.S. Minimum Volatility ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Non-life Insurance — continued
Brown & Brown, Inc.	3,367	219,192
Markel Corp. *	77	99,880
Marsh & McLennan Cos., Inc.	1,389	227,740
RenaissanceRe Holdings Ltd. (Bermuda)	1,119	144,698
W R Berkley Corp.	1,452	90,794
White Mountains Insurance Group Ltd.	93	115,267
		1,470,732
Non-Renewable Energy — 4.2%
Baker Hughes Co.	4,725	121,385
Cheniere Energy, Inc.	1,558	233,046
Chevron Corp.	1,236	202,432
Coterra Energy, Inc.	6,263	191,585
Exxon Mobil Corp.	2,161	209,466
Kinder Morgan, Inc.	10,994	197,782
Phillips 66	2,022	179,958
Williams Cos., Inc. (The)	6,210	211,699
		1,547,353
Personal Care, Drug & Grocery Stores — 5.8%
Albertsons Cos., Inc., Class A	1,684	45,215
AmerisourceBergen Corp.	1,497	218,457
Casey's General Stores, Inc.	518	104,973
Church & Dwight Co., Inc.	2,199	193,446
Clorox Co. (The)	1,195	169,499
Colgate-Palmolive Co.	2,825	222,441
CVS Health Corp.	2,175	208,104
Grocery Outlet Holding Corp. *	1,777	75,913
Kimberly-Clark Corp.	1,676	220,880
Kroger Co. (The)	3,700	171,828
McKesson Corp.	692	236,373
Procter & Gamble Co. (The)	1,528	212,255
Walgreens Boots Alliance, Inc.	2,461	97,505
		2,176,889
Personal Goods — 0.1%
Columbia Sportswear Co.	276	20,427
VF Corp.	439	19,614
		40,041
Pharmaceuticals, Biotechnology & Marijuana Producers — 5.9%
AbbVie, Inc.	1,519	217,992
Amgen, Inc.	904	223,713
Bristol-Myers Squibb Co.	2,893	213,445
Eli Lilly & Co.	733	241,663
Gilead Sciences, Inc.	3,147	188,033
Johnson & Johnson	1,267	221,117
Merck & Co., Inc.	2,494	222,814
Pfizer, Inc.	4,356	220,022
Regeneron Pharmaceuticals, Inc. *	377	219,297

JPMorgan U.S. Minimum Volatility ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Pharmaceuticals, Biotechnology & Marijuana Producers — continued
United Therapeutics Corp. *	148	34,198
Zoetis, Inc.	1,113	203,178
		2,205,472
Precious Metals & Mining — 0.4%
Newmont Corp.	2,955	133,802
Real Estate Investment Trusts — 5.2%
Alexandria Real Estate Equities, Inc.	1,235	204,738
American Homes 4 Rent, Class A	1,236	46,820
American Tower Corp.	746	202,039
Crown Castle International Corp.	1,153	208,301
CubeSmart	2,073	95,088
Digital Realty Trust, Inc.	1,235	163,576
Equinix, Inc.	262	184,380
Extra Space Storage, Inc.	955	180,992
First Industrial Realty Trust, Inc.	1,647	85,562
Healthcare Realty Trust, Inc.	1,122	29,452
Life Storage, Inc.	720	90,641
Mid-America Apartment Communities, Inc.	245	45,504
Public Storage	617	201,395
SBA Communications Corp.	581	195,094
		1,933,582
Renewable Energy — 0.5%
First Solar, Inc. *	1,936	191,993
Retailers — 1.5%
Costco Wholesale Corp.	427	231,135
Dollar General Corp.	455	113,036
Walmart, Inc.	1,647	217,486
		561,657
Software & Computer Services — 4.6%
Amdocs Ltd.	2,467	214,777
ANSYS, Inc. *	634	176,880
Black Knight, Inc. *	2,720	178,650
Citrix Systems, Inc.	1,041	105,568
Cognizant Technology Solutions Corp., Class A	419	28,475
International Business Machines Corp.	817	106,855
Intuit, Inc.	385	175,625
Kyndryl Holdings, Inc. *	159	1,665
Microsoft Corp.	895	251,262
Synopsys, Inc. *	667	245,123
Tyler Technologies, Inc. *	367	146,433
VeriSign, Inc. *	443	83,798
		1,715,111
Technology Hardware & Equipment — 0.4%
Texas Instruments, Inc.	893	159,749

JPMorgan U.S. Minimum Volatility ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Telecommunications Equipment — 2.3%
Arista Networks, Inc. *	1,460	170,280
Ciena Corp. *	1,519	78,381
Cisco Systems, Inc.	4,138	187,741
Juniper Networks, Inc.	6,745	189,062
Motorola Solutions, Inc.	907	216,401
		841,865
Telecommunications Service Providers — 3.7%
AT&T, Inc.	8,759	164,494
Cable One, Inc.	127	174,838
Charter Communications, Inc., Class A *	381	164,630
Comcast Corp., Class A	4,360	163,587
Frontier Communications Parent, Inc. *	1,765	45,731
Liberty Broadband Corp., Class C *	1,522	165,792
Lumen Technologies, Inc.	6,365	69,315
T-Mobile US, Inc. *	1,658	237,194
Verizon Communications, Inc.	4,090	188,917
		1,374,498
Tobacco — 1.1%
Altria Group, Inc.	4,434	194,475
Philip Morris International, Inc.	2,122	206,153
		400,628
Travel & Leisure — 1.0%
Choice Hotels International, Inc.	703	84,972
McDonald's Corp.	915	240,984
Yum! Brands, Inc.	301	36,884
		362,840
Waste & Disposal Services — 1.3%
Republic Services, Inc.	1,570	217,696
Stericycle, Inc. *	440	20,623
Waste Management, Inc.	1,429	235,156
		473,475
Total Common Stocks (Cost $36,937,800)		37,202,339
Short-Term Investments — 0.1%
Investment Companies — 0.1%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.00% (a) (b)(Cost $33,816)	33,816	33,816
Total Investments — 99.9% (Cost $36,971,616)		37,236,155
Assets in Excess of Other Liabilities — 0.1%		49,232
NET ASSETS — 100.0%		37,285,387

Percentages indicated are based on net assets.

*	Non-income producing security.

JPMorgan U.S. Minimum Volatility ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2022.
Futures contracts outstanding as of July 31, 2022:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Micro E-Mini S&P 500 Index	2	09/16/2022	USD	41,348	1,777

Abbreviations
USD	United States Dollar

JPMorgan U.S. Minimum Volatility ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund's investments. The Administrator implements the valuation policies of the Fund's investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value ("NAV") of the Fund is calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$37,236,155	$—	$—	$37,236,155
Appreciation in Other Financial Instruments
Futures Contracts (a)	$1,777	$—	$—	$1,777

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated

JPMorgan U.S. Minimum Volatility ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2022
Security Description	Value at October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2022	Shares at July 31, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 2.06% (a) (b)	$24,948	$—	$24,935	$—	$(13)	$—	—	$90	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.00% (a) (b)	24,381	973,064	963,629	—	—	33,816	33,816	245	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.00% (a) (b)	26,822	1,302,050	1,328,872	—	—	—	—	308	—
Total	$76,151	$2,275,114	$2,317,436	$—	$(13)	$33,816		$643	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2022.